Nature of the Organization and Business (Details) - USD ($)		1 Months Ended	6 Months Ended	9 Months Ended
	Aug. 12, 2021	Aug. 23, 2021	Jun. 30, 2022	Dec. 31, 2021	Aug. 05, 2022
Nature of the Organization and Business (Details) [Line Items]
Generating gross proceeds		$ 183,480	$ 2,762,500
Private sale of units (in Shares)			276,250	276,250
Purchase price per unit (in Dollars per share)			$ 10	$ 10
Generating gross proceeds			$ 2,762,500	$ 2,762,500
Net proceeds		$ 7,339,200
Additional private sale units (in Shares)		18,348
Additional private per share (in Dollars per share)		$ 10
Proceeds held in trust account		$ 57,339,200
Percentage of fair market value			80.00%	80.00%
Percentage of outstanding voting rights			50.00%	50.00%
General and administrative services			$ 10,000	$ 10,000
Month fee amount			$ 10,000	$ 10,000
Total gross proceeds raised percentage			3.00%	3.00%
Repayment expenses			$ 15,000	$ 15,000
Warrant price per share (in Dollars per share)			$ 1	$ 1
Public per share (in Dollars per share)			$ 10	$ 10
Net tangible assets			$ 5,000,001	$ 5,000,001
Cash			156,755	154,942
Deposited in trust account					$ 573,392
IPO [Member]
Nature of the Organization and Business (Details) [Line Items]
Sale of stock (in Shares)	5,000,000
Sale of price per unit (in Dollars per share)	$ 10
Generating gross proceeds	$ 50,000,000
Offering costs	$ 973,988
Additional shares (in Shares)	750,000
Net proceeds	$ 50,000,000
Public shares redeem percentage	100.00%
Working capital deficit			1,273,123	381,866
Over-Allotment Option [Member]
Nature of the Organization and Business (Details) [Line Items]
Generating gross proceeds		$ 7,339,200
Underwriters shares purchased (in Shares)		733,920
Additional unit per share (in Dollars per share)		$ 10
Subsequent Event [Member]
Nature of the Organization and Business (Details) [Line Items]
Deposited in trust account					$ 573,392
Business Combination [Member]
Nature of the Organization and Business (Details) [Line Items]
Initial business combination			$ 750,000	$ 750,000
Initial business combination description			If the Company is unable to complete its Initial Business Combination within such 15-month period from the closing of the Initial Public Offering or during any mandatory extension period, the Company will: (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the public shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned on the funds held in the Trust Account and not previously released to us to pay our taxes (less up to $100,000 of interest to pay dissolution expenses), divided by the number of then outstanding public shares, which redemption will completely extinguish public stockholders’ rights as stockholders (including the right to receive further liquidating distributions, if any), and (iii) as promptly as reasonably possible following such redemption, subject to the approval of our remaining stockholders and the Company’s board of directors, liquidate and dissolve, subject in each case to the Company’s obligations under Delaware law to provide for claims of creditors and the requirements of other applicable law.	payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned on the funds held in the Trust Account and not previously released to us to pay our taxes (less up to $100,000 of interest to pay dissolution expenses), divided by the number of then outstanding public shares, which redemption will completely extinguish public stockholders’ rights as stockholders (including the right to receive further liquidating distributions, if any), and (iii) as promptly as reasonably possible following such redemption, subject to the approval of our remaining stockholders and the Company’s board of directors, liquidate and dissolve, subject in each case to the Company’s obligations under Delaware law to provide for claims of creditors and the requirements of other applicable law.